Commitments and Contingencies - Additional Information (Details) ¥ in Thousands, $ in Millions	1 Months Ended		12 Months Ended
	Nov. 30, 2022 CNY (¥)	Nov. 30, 2022 USD ($)	Dec. 31, 2022 CNY (¥)
Operating Leased Assets [Line Items]
Loss contingency, Damages paid, Value	¥ 10,000	$ 1.4
Fines and penalities paid by subsidiary			¥ 82,800
Additional Litigation Settlement
Operating Leased Assets [Line Items]
Loss contingency settlement, accrued			¥ 0